Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Loans [Abstract]
Loans

NOTE 5. LOANS

For purposes of the disclosures required pursuant to the adoption of amendments to ASC 310, the loan portfolio was disaggregated into segments. A portfolio segment is defined as the level at which the entity develops and documents a systematic method for determining its allowance for loan losses. There are seven loan portfolio segments that include unsecured, cash value, residential real estate, commercial real estate, business assets, vehicles, and other.

Unsecured – Loans in this segment are any loans, whether guaranteed, endorsed or co-made, that are not fully collateralized. Unsecured loans are subject to the lending policies and procedures described in Note 2. Total unsecured loans as of September 30, 2011 were 0.3% of the total loan portfolio.

Cash Value – These are loans fully secured by cash or cash equivalents. Cash value loans are subject to the lending policies and procedures described in Note 2. Total cash value loans as of September 30, 2011 were 1.9% of the total loan portfolio.

Residential Real Estate – These loans include all mortgages and other liens on residential real estate, as well as vacant land designated as residential real estate. Residential real estate loans are subject to the lending policies and procedures described in Note 2. Total residential real estate loans as of September 30, 2011 were 13.9% of the total loan portfolio.

Commercial Real Estate – The commercial real estate portfolio represents the largest category of the Company's loan portfolio. These loans include all mortgages and other liens on commercial real estate. Commercial real estate loans are subject to the lending policies and procedures described in Note 2. Total commercial real estate loans as of September 30, 2011 were 82.1% of the total loan portfolio.

Business Assets – Loans in this segment are made to businesses and are generally secured by business assets, equipment, inventory, and accounts receivable. Business assets loans are subject to the lending policies and procedures described in Note 2. Total business assets loans as of September 30, 2011 were 0.8% of the total loan portfolio.

Vehicles – Loans in this segment are secured by motor vehicles. Vehicle loans are subject to the lending policies and procedures described in Note 2. Total vehicle loans as of September 30, 2011 were 0.9% of the total loan portfolio.

Other – Loans in this segment are generally secured by consumer loans, but include all loans that do not belong in one of the other segments. Other loans are subject to the lending policies and procedures described in Note 2. Total other loans as of September 30, 2011 were less than 0.1% of the total loan portfolio.

The allowance for loan losses and loans evaluated for impairment for the three and nine months ended September 30, 2011, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Unallocated	Total
Allowance for loan losses:
For the three months ended September 30, 2011:
Beginning balance	$58,104	$15,647	$2,093,010	$2,620,446	$303,866	$123,920	$—	$44,247	$5,259,240
Charge-offs	(46,563)	—	(1,385,897)	(776,241)	(216,471)	(160,700)	—	—	(2,585,872)
Recoveries	450	—	186,125	7,378	2,515	—	—	—	196,468
Provision	91,679	(1,371)	1,134,743	452,689	251,584	203,304	—	7,372	2,140,000

Ending balance	$103,670	$14,276	$2,027,981	$2,304,272	$341,494	$166,524	$—	$51,619	$5,009,836

Allowance for loan losses:
For the nine months ended September 30, 2011:
Beginning balance	$63,020	$5,210	$2,258,833	$2,234,925	$316,844	$141,759	$5	$203,168	$5,223,764
Charge-offs	(67,478)	—	(1,420,185)	(1,049,919)	(216,471)	(174,728)	—	—	(2,928,781)
Recoveries	7,345	—	186,125	20,037	5,171	1,175	—	—	219,853
Provision	100,783	9,066	1,003,208	1,099,229	235,950	198,318	(5)	(151,549)	2,495,000

Ending balance	$103,670	$14,276	$2,027,981	$2,304,272	$341,494	$166,524	$—	$51,619	$5,009,836

Ending balance -individually evaluated impairment	$13,604	$—	$1,031,376	$401,922	$261,494	$56,602	$—	$—	$1,764,998

Loans:
Ending balance (1)	$845,515	$4,139,213	$31,046,755	$182,909,174	$1,866,858	$1,993,841	$104,836	$—	$222,906,192

Ending balance - Loans individually evaluated for impairment	$43,195	$—	$12,373,309	$34,166,716	$661,838	$148,262	$—	$—	$47,393,320

(1)	Loan balances presented are gross of unearned loan fees of $1,023,907.

The allowance for loan losses and loans evaluated for impairment for the year ended December 31, 2010, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$121,061	$68,835	$2,945,465	$2,821,151	$483,536	$209,172	$41	$—	$6,649,261
Charge-offs	(48,444)	(2,840)	(1,107,937)	(989,904)	—	(16,509)	—	—	(2,165,634)
Recoveries	30,594	—	11,184	195,909	32,450	—	—	—	270,137
Provision	(40,191)	(60,785)	410,121	207,769	(199,142)	(50,904)	(36)	203,168	470,000

Ending balance	$63,020	$5,210	$2,258,833	$2,234,925	$316,844	$141,759	$5	$203,168	$5,223,764

Ending balance -individually evaluated impairment	$4,535	$—	$638,268	$989,599	$255,338	$122,269	$—	$—	$2,010,009

Loans:
Ending balance (1)	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$—	$236,515,975

Ending balance - Loans individually evaluated for impairment	$83,801	$—	$18,707,869	$29,430,587	$1,940,334	$238,945	$—	$—	$50,401,536

(1) Loan balances presented are gross of unearned loan fees of $970,203.

Impaired loans by portfolio segment are as follows:

	As of September 30, 2011
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Unsecured	$43,195	29,591	$13,604	$43,195	$13,604
Cash value	—	—	—	—	—
Residential real estate	13,837,635	10,723,774	1,549,535	12,373,309	1,031,376
Commercial real estate	35,691,454	20,977,656	13,189,060	34,166,716	401,922
Business assets	661,838	345,419	316,419	661,838	261,494
Vehicles	148,262	82,660	65,602	148,262	56,602
Other	—	—	—	—	—

	As of December 31, 2010
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Unsecured	$83,801	76,446	$7,355	$83,801	$4,535
Cash value	—	—	—	—	—
Residential real estate	21,894,780	17,387,990	1,319,879	18,707,869	638,268
Commercial real estate	31,165,379	22,062,076	7,368,511	29,430,587	989,599
Business assets	1,971,023	1,673,333	267,001	1,940,334	255,338
Vehicles	264,991	80,697	158,248	238,945	122,269
Other	—	—	—	—	—

When the Company measures impairment based on the present value of expected cash flows the changes in the present value of these cash flows on impaired loans are recognized as part of bad-debt expense. Interest income from impaired loans for the three and six months ended September 30, 2011, by portfolio segment, is as follows:

	Three months ended September 30, 2011		Nine months ended September 30, 2011		Year ended December 31, 2010
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment
Unsecured	$46,429	$2,371	$65,101	$5,630	$72,556
Cash value	—	—	155,713	4,671	45,829
Residential real estate	14,849,290	124,096	16,492,621	249,627	16,564,446
Commercial real estate	34,281,724	19,331	32,664,678	147,453	25,613,162
Business assets	757,412	334	1,401,595	32,515	1,025,838
Vehicles	159,093	87	164,689	531	187,439
Other	—	—	—	—	—

A primary credit quality indicator for financial institutions is delinquent balances. Following are the delinquent amounts, by portfolio segment, as of September 30, 2011:

	Current	30-89 Days	Greater Than 90 Days Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables
Unsecured	$715,128	$109,448	$1,661	$111,109	$19,278	$845,515
Cash value	4,088,708	50,505	—	50,505	—	4,139,213
Residential real estate	25,266,394	1,156,178	63,248	1,219,426	4,560,935	31,046,755
Commercial real estate	153,899,615	13,054,527	142,024	13,196,551	15,813,008	182,909,174
Business assets	1,351,068	—	—	—	515,790	1,866,858
Vehicles	1,768,445	86,789	—	86,789	138,607	1,993,841
Other	104,836	—	—	—	—	104,836

	$187,194,194	$14,457,447	$206,933	$14,664,380	$21,047,618	$222,906,192

Following are the delinquent amounts, by portfolio segment, as of December 31, 2010:

	Current	30-89 Days	Greater Than 90 Days Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables
Unsecured	$748,934	$86,414	$—	$86,414	$47,447	$882,795
Cash value	4,790,927	33,831	—	33,831	—	4,824,758
Residential real estate	25,093,331	3,101,601	610,925	3,712,526	9,641,790	38,447,647
Commercial real estate	159,067,792	8,305,542	—	8,305,542	18,908,589	186,281,923
Business assets	2,181,829	571,309	—	571,309	633,158	3,386,296
Vehicles	2,174,963	86,212	8,970	95,182	315,852	2,585,997
Other	106,559	—	—	—	—	106,559

	$194,164,335	$12,184,909	$619,895	$12,804,804	$29,546,836	$236,515,975

The accrual of interest on loans is discontinued when, in management's opinion, the borrower may be unable to meet payments as they become due, unless the loan is well-secured. When a loan becomes 90 days past due, it is evaluated to determine if the loan is well-secured and in the process of collection of past due amounts. Loans disclosed as included on nonaccrual status are generally past due over 90 days. However, as of September 30, 2011 three commercial real estate loans totaling $288,924 were past due less than 90 days and carried as nonaccrual at management's discretion based on the afore mentioned qualifications. As of September 30, 2011 loans past due over 90 and still accruing have been examined by management to ensure they are well-secured and in the process of collection of past due amounts.

The Company uses an eight-grade internal loan rating system for its loan portfolio as follows:

Grade 1—Prime (Excellent) – Loans to borrowers with unquestionable financial strength and a solid earning history. This category includes national, international, regional, local entities, and individuals with commensurate capitalization, profitability, income, or ready access to capital markets as well as loans collateralized by cash equivalents. These loans are considered substantially risk free.

Grade 2—Good (Superior) – Loans which exhibit a strong earnings record, and liquidity and leverage ratios that compare favorably with the industry. There are excellent prospects for continued growth. This category also includes those loans secured within margins with marketable collateral. Limited risk. The elements for risk for these borrowers are slightly greater than those associated with risk grade Prime.

Grade 3—Acceptable (Average) – Loans to borrowers with a satisfactory financial condition, liquidity, and earnings history which indications that the trend will continue. Working capital is considered adequate and income is sufficient to repay debt as scheduled. Handles normal credit needs in a satisfactory manner.

Grade 4—Fair (Watch) – Loans to borrowers which may show at least one of the following: start-up operation or venture capital, financial condition, adverse events which have not yet become trends such as sporadic profitability, occasional overdrafts, instances of slow pay, documentation deficiencies. Borrower may also exhibit substantial grantor support. Debt is being handled as agreed, and the primary source of repayment remains available. Circumstances may warrant more than normal monitoring, but are not serious enough to warrant criticism of classification.

Grade 5—Special Mention – Loans with potential weaknesses which may, if not checked and corrected, would weaken the assets or inadequately protect the Bank's credit position at some future date. These loans may require resolution of specific pending events before the associated risk can be adequately evaluated. These are criticized loans.

Grade 6—Substandard – Loans, which are inadequately protected by the net worth and cash flow capacity of the borrower or the collateral pledged. The credit risk in this situation relates to the possibility of some loss of principal or interest if the deficiencies are not corrected. These loans are considered classified.

Grade 7—Doubtful – Loans, which are inadequately protected by the net worth of the borrower or the collateral pledged and repayment in full is improbable on the basis of existing facts, values and conditions. The possibility of loss is high, but because of certain important and reasonable specific pending factors, which may work to the advantage and strengthening of the facility, its classification as an estimated loss is deferred until its more exact status may be determined. These loans are considered classified, as value is impaired. A full or partial reserve is warranted.

Grade 8—Loss – Loans, which are considered uncollectible and continuance as an unacceptable asset are not warranted. These loans are considered classified and are either charged off or fully reserved against.

The following table presents the Company's loans by risk rating, before unearned loan fees, at September 30, 2011:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Grade 1 (Prime)	$—	$27,307	$—	$—	$—	$—	$—	$27,307
Grade 2 (Superior)	18,848	470	—	359,919	—	21,875	—	401,112
Grade 3 (Acceptable-Average)	666,612	3,844,986	12,070,332	127,093,050	573,930	1,480,649	—	145,729,559
Grade 4—Fair (Watch)	—	77,256	1,975,347	8,438,917	612,493	261,810	104,836	11,470,659
Grade 5 (Special Mention)	—	189,194	2,863,727	7,419,980	—	27,951	—	10,500,852
Grade 6 (Substandard)	160,055	—	14,029,185	39,597,308	680,435	200,689	—	54,667,672
Grade 7 (Doubtful)	—	—	108,164	—	—	867	—	109,031
Grade 8 (Loss)	—	—	—	—	—	—	—	—

	$845,515	$4,139,213	$31,046,755	$182,909,174	$1,866,858	$1,993,841	$104,836	$222,906,192

The following table presents the Company's loans by risk rating at December 31, 2010:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Grade 1 (Prime)	$—	$44,674	$—	$—	$—	$—	$—	$44,674
Grade 2 (Superior)	22,945	70,500	—	371,277	—	42,733	—	507,455
Grade 3 (Acceptable-Average)	538,193	4,006,005	14,756,707	134,777,727	844,321	1,770,983	—	156,693,936
Grade 4—Fair (Watch)	34,410	703,579	2,717,276	9,840,462	1,707,272	355,056	106,559	15,464,614
Grade 5 (Special Mention)	68,892	—	2,741,872	4,143,158	—	30,812	—	6,984,734
Grade 6 (Substandard)	218,355	—	17,787,787	36,936,982	834,703	381,283	—	56,159,110
Grade 7 (Doubtful)	—	—	444,005	—	—	5,130	—	449,135
Grade 8 (Loss)	—	—	—	212,317	—	—	—	212,317

	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$236,515,975

Each loan is assigned a risk rating at origination, and grades are continuously assessed as part of the Bank's loan grading system based on loan review results as well as internal evaluations. Grades are changed as necessary based on the most recent information and indications available for each loan.

NOTE 5.	LOANS

The composition of loans is summarized as follows:

	December 31,
	2010	2009
Unsecured	$882,795	$1,073,118
Cash value	4,824,758	5,391,247
Residential real estate	38,447,647	36,964,577
Commercial real estate	186,281,923	189,190,557
Business assets	3,386,296	6,277,939
Vehicles	2,585,997	2,973,019
Other	106,559	108,850

	236,515,975	241,979,307
Net deferred loan fees and costs	(970,203)	(1,197,586)
Allowance for loan losses	(5,223,764)	(6,649,261)

Loans, net	$230,322,008	$234,132,460

For purposes of the disclosures required pursuant to the adoption of amendments to ASC 310, the loan portfolio was disaggregated into segments. A portfolio segment is defined as the level at which the entity develops and documents a systematic method for determining its allowance for loan losses. There are seven loan portfolio segments that include unsecured, cash value, residential real estate, commercial real estate, business assets, vehicles, and other.

Unsecured

Loans in this segment are any loans, whether guaranteed, endorsed or co-made, that are not fully collateralized. Unsecured loans are subject to the lending policies and procedures described in Note 1. Total unsecured loans as of December 31, 2010 were 0.3% of the total loan portfolio.

Cash Value

These are loans fully secured by cash or cash equivalents. Cash value loans are subject to the lending policies and procedures described in Note 1. Total cash value loans as of December 31, 2010 were 2.0% of the total loan portfolio.

Residential Real Estate

These loans include all mortgages and other liens on residential real estate, as well as vacant land designated as residential real estate. Residential real estate loans are subject to the lending policies and procedures described in Note 1. Total residential real estate loans as of December 31, 2010 were 16.3% of the total loan portfolio.

Commercial Real Estate

The commercial real estate portfolio represents the largest category of the Company's loan portfolio. These loans include all mortgages and other liens on commercial real estate. Commercial real estate loans are subject to the lending policies and procedures described in Note 1. Total commercial real estate loans as of December 31, 2010 were 78.8% of the total loan portfolio.

Business Assets

Loans in this segment are made to businesses and are generally secured by business assets, equipment, inventory, and accounts receivable. Business assets loans are subject to the lending policies and procedures described in Note 1. Total business assets loans as of December 31, 2010 were 1.4% of the total loan portfolio.

Vehicles

Loans in this segment are secured by motor vehicles. Vehicle loans are subject to the lending policies and procedures described in Note 1. Total vehicle loans as of December 31, 2010 were 1.1% of the total loan portfolio.

Other

Loans in this segment are generally secured by consumer loans, but include all loans that do not belong in one of the other segments. Other loans are subject to the lending policies and procedures described in Note 1. Total other loans as of December 31, 2010 were 0.1% of the total loan portfolio.

Changes in the allowance for loan losses are as follows:

	Years Ended December 31,
	2010	2009
Balance, beginning of year	$6,649,261	$4,368,690
Provision for loan losses	470,000	9,530,064
Loans charged off	(2,165,634)	(7,354,748)
Recoveries of loans previously charged off	270,137	105,255

Balance, end of year	$5,223,764	$6,649,261

The allowance for loan losses for the year ended December 31, 2010, by portfolio segment, is as follows (in thousands):

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$121,061	$68,835	$2,945,465	$2,821,151	$483,536	$209,172	$41	$—	$6,649,261
Charge-offs	(48,444)	(2,840)	(1,107,937)	(989,904)	—	(16,509)	—	—	(2,165,634)
Recoveries	30,594	—	11,184	195,909	32,450	—	—	—	270,137
Provision	(40,191)	(60,785)	410,121	207,769	(199,142)	(50,904)	(36)	203,168	470,000

Ending balance	$63,020	$5,210	$2,258,833	$2,234,925	$316,844	$141,759	$5	$203,168	$5,223,764

Ending balance - individually evaluated for impairment	$4,535	$—	$638,268	$989,599	$255,338	$122,269	$—	$—	$2,010,009

Loans:
Ending balance	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$—	$236,515,975

Ending balance - individually evaluated for impairment	$83,801	$—	$18,707,869	$29,430,587	$1,940,334	$238,945	$—	$—	$50,401,536

A loan is considered impaired, in accordance with the impairment accounting guidance (FASB ASC 310-10-35-16), when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual term of the loan. Impaired loans include loans modified in troubled debt restructuring where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

Included in the loan categories above are loans considered troubled debt restructurings. At December 31, 2010, the Company had loans totaling $12,614,321 that were modified in a troubled debt restructuring and impaired. In addition to these restructures, the Company had troubled debt restructurings that were performing in accordance with their modified terms totaling $7,193,074.

The following is a summary of information pertaining to impaired loans, nonaccrual loans, and loans past due ninety days or more.

	As of and for the Years Ended December 31,
	2010	2009
Impaired loans without a valuation allowance	$41,280,542	$24,918,578
Impaired loans with a valuation allowance	9,120,994	11,698,424

Total impaired loans	$50,401,536	$36,617,002

Valuation allowance related to impaired loans	$2,010,009	$3,176,734

Average investment in impaired loans	$43,509,270	$26,142,140

Interest income recognized on impaired loans	$1,734,686	$1,883,767

Nonaccrual loans	$29,546,836	$22,511,415

Loans past due ninety days or more and still accruing	$619,895	$2,257

No additional funds are committed to be advanced in connection with impaired loans.

Impaired loans as of December 31, 2010, by portfolio segment, are as follows:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
With no related allowance recorded:
Unsecured	$76,446	$76,446	$—	$39,789
Cash value	—	—	—	—
Residential real estate	17,387,990	17,387,990	—	14,234,958
Commercial real estate	22,062,076	22,062,076	—	17,924,953
Business assets	1,673,333	1,673,333	—	859,512
Vehicles	80,697	80,697	—	40,348
Other	—	—	—	—

With a related allowance recorded:
Unsecured	7,355	7,355	4,535	32,768
Cash value	—	—	—	45,829
Residential real estate	1,319,879	1,319,879	638,268	2,329,487
Commercial real estate	7,368,511	7,368,511	989,599	7,688,210
Business assets	267,001	267,001	255,338	166,326
Vehicles	158,248	158,248	122,269	147,090
Other	—	—	—	—

Total:
Unsecured	83,801	83,801	4,535	72,556
Cash value	—	—	—	45,829
Residential real estate	18,707,869	18,707,869	638,268	16,564,446
Commercial real estate	29,430,587	29,430,587	989,599	25,613,162
Business assets	1,940,334	1,940,334	255,338	1,025,838
Vehicles	238,945	238,945	122,269	187,439
Other	—	—	—	—

A primary credit quality indicator for financial institutions is delinquent balances. Following are the delinquent amounts, by portfolio segment, as of December 31, 2010:

	Current	30-89 Days	Greater Than 90 Days	Total Accruing Past Due	Non-Accrual	Total Financing Receivables
Unsecured	$748,934	$86,414	$—	$86,414	$47,447	$882,795
Cash value	4,790,927	33,831	—	33,831	—	4,824,758
Residential real estate	25,093,331	3,101,601	610,925	3,712,526	9,641,790	38,447,647
Commercial real estate	159,067,792	8,305,542	—	8,305,542	18,908,589	186,281,923
Business assets	2,181,829	571,309	—	571,309	633,158	3,386,296
Vehicles	2,174,963	86,212	8,970	95,182	315,852	2,585,997
Other	106,559	—	—	—	—	106,559

	$195,164,335	$12,184,909	$619,895	$12,804,804	$29,546,836	$236,515,975

The Company uses an eight-grade internal loan rating system for its loan portfolio as follows:

Grade 1—Prime (Excellent)

Loans to borrowers with unquestionable financial strength and a solid earning history. This category includes national, international, regional, local entities, and individuals with commensurate capitalization, profitability, income, or ready access to capital markets as well as loans collateralized by cash equivalents. These loans are considered substantially risk free.

Grade 2—Good (Superior)

Loans which exhibit a strong earnings record, and liquidity and leverage ratios that compare favorably with the industry. There are excellent prospects for continued growth. This category also includes those loans secured within margins with marketable collateral. Limited risk. The elements for risk for these borrowers are slightly greater than those associated with risk grade Prime.

Grade 3—Acceptable (Average)

Loans to borrowers with a satisfactory financial condition, liquidity, and earnings history which indications that the trend will continue. Working capital is considered adequate and income is sufficient to repay debt as scheduled. Handles normal credit needs in a satisfactory manner.

Grade 4—Fair (Watch)

Loans to borrowers which may show at least one of the following: start-up operation or venture capital, financial condition, adverse events which have not yet become trends such as sporadic profitability, occasional overdrafts, instances of slow pay, documentation deficiencies. Borrower may also exhibit substantial grantor support. Debt is being handled as agreed, and the primary source of repayment remains available. Circumstances may warrant more than normal monitoring, but are not serious enough to warrant criticism of classification.

Grade 5—Special Mention

Loans with potential weaknesses which may, if not checked and corrected, would weaken the assets or inadequately protect the Bank's credit position at some future date. These loans may require resolution of specific pending events before the associated risk can be adequately evaluated. These are criticized loans.

Grade 6—Substandard

Loans, which are inadequately protected by the net worth and cash flow capacity of the borrower or the collateral pledged. The credit risk in this situation relates to the possibility of some loss of principal or interest if the deficiencies are not corrected. These loans are considered classified.

Grade 7—Doubtful

Loans, which are inadequately protected by the net worth of the borrower or the collateral pledged and repayment in full is improbable on the basis of existing facts, values and conditions. The possibility of loss is high, but because of certain important and reasonable specific pending factors, which may work to the advantage and strengthening of the facility, its classification as an estimated loss is deferred until its more exact status may be determined. These loans are considered classified, as value is impaired. A full or partial reserve is warranted.

Grade 8—Loss

Loans, which are considered uncollectible and continuance as an unacceptable asset are not warranted. These loans are considered classified and are either charged off or fully reserved against.

The following table presents the Company's loans by risk rating at December 31, 2010:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Grade 1 (Prime)	$—	$44,674	$—	$—	$—	$—	$—	$44,674
Grade 2 (Superior)	22,945	70,500	—	371,277	—	42,733	—	507,455
Grade 3 (Acceptable-Average)	538,193	4,006,005	14,756,707	134,777,727	844,321	1,770,983	—	156,693,936
Grade 4 - Fair (Watch)	34,410	703,579	2,717,276	9,840,462	1,707,272	355,056	106,559	15,464,614
Grade 5 - (Special Mention)	68,892	—	2,741,872	4,143,158	—	30,812	—	6,984,734
Grade 6 (Substandard)	218,355	—	17,787,787	36,936,982	834,703	381,283	—	56,159,110
Grade 7 (Doubtful)	—	—	444,005	—	—	5,130	—	449,135
Grade 8 (Loss)	—	—	—	212,317	—	—	—	212,317

	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$236,515,975

In the ordinary course of business, the Company has granted loans to certain related parties including directors, executive officers, and their affiliates. The interest rates on these loans were substantially the same as rates prevailing at the time of the transaction and repayment terms are customary for the type of loan. Changes in related party loans for the year ended December 31, 2010 are as follows:

Balance, beginning of year	$6,624,193
Advances	1,228,353
Repayments	(378,300)
Change in related parties	(4,447,390)

Balance, end of year	$3,026,856